Offerings - Offering: 1	Jul. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 parvalue per share
Maximum Aggregate Offering Price	$ 20,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,062
Offering Note

(1)

    Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of common stock, par value $0.01 per share (the “common stock”), of Shimmick Corporation (the “Registrant”) that may be offered or issued in connection with any future share splits, share dividends, recapitalizations or any other similar transactions, which results in an increase in the number of outstanding shares of common stock.

(2)	Excluded in accordance with 457(o) under the Securities Act.

(3)

    There are being registered hereunder such indeterminate number of shares of common stock which may be offered and sold by the Registrant from time to time at unspecified prices in such amount in U.S. dollars at an aggregate initial offering price not to exceed $20,000,000.